SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Accounts receivable	¥ 34,208	¥ 52,845
Less: Allowance for credit losses	(32,371)	(52,845)	¥ (293)
Accounts receivable, net	¥ 1,837